Expense Example - VegaShares Buy Now, Pay Later ETF - VegaShares Buy Now, Pay Later ETF	Dec. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160